Accrued Liabilities (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Accrued Liabilities [Abstract]
Accrued loan interest and loan fees	$ 3,403	$ 5,701
Accrued operating expenses	5,339	5,519
Accrued capitalized expenses	4,263	0
Accrued voyage expenses and commissions	1,356	4,320
Accrued general and administrative expenses	1,795	1,200
Total	$ 16,156	$ 16,740